Debt - Deferred Debt Issuance Cost And Original Issue Discount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Debt Instrument [Line Items]
Amortization expense	$ 954	$ 692	$ 656
Term Loan Facility
Debt Instrument [Line Items]
Deferred debt issuance costs	9,257
ABL Facility
Debt Instrument [Line Items]
Deferred debt issuance costs	$ 1,274	930
Prior Term Loan Facility And GCI Facility
Debt Instrument [Line Items]
Deferred debt issuance costs		$ 1,644